Alger Mid Cap Growth Fund Expense Example, No Redemption - Class A B C Shares [Member] - Alger Mid Cap Growth Fund	Oct. 31, 2025 USD ($)
Class B
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 197
Expense Example, No Redemption, 3 Years	609
Expense Example, No Redemption, 5 Years	1,047
Expense Example, No Redemption, 10 Years	2,264
Class C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	207
Expense Example, No Redemption, 3 Years	640
Expense Example, No Redemption, 5 Years	1,098
Expense Example, No Redemption, 10 Years	$ 2,369